Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and cash equivalents	$ 352	$ 586
Accounts receivable	775	658
Other current assets	21	23
Assets held for sale	10	8
Licenses	2,223	1,886
Property, plant and equipment, net	2,320	2,470
Other assets and deferred charges	390	405
Liabilities
Current liabilities	733	718
Consolidated Variable Interest Entities
Assets
Cash and cash equivalents	3	2
Accounts receivable	476	44
Other current assets	8	6
Assets held for sale	0	2
Licenses	655	652
Property, plant and equipment, net	99	105
Other assets and deferred charges	303	16
Total assets	1,544	827
Liabilities
Current liabilities	39	21
Deferred liabilities and credits	13	13
Total liabilities	$ 52	$ 34